13D Activist Fund

Class A Shares:	DDDAX
Class C Shares:	DDDCX
Class I Shares:	DDDIX

a series of Northern Lights Fund Trust

Supplement dated November 2, 2017 to the Prospectus

dated January 30, 2017

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Effective immediately, the Fund’s prospectus is hereby revised as follows:

The following paragraph is added to the sections entitled “Fund Summary—Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risks-Principal Investment Strategies” of the Fund’s Prospectus:

When making an investment decision, the adviser also evaluates and considers environmental, social and governance (“ESG”) factors, with a strong emphasis on corporate governance. Generally, a significant majority of portfolio positions will have a shareholder representative on the board of directors who advocates for best in class corporate governance practices and a shareholder focused mentality. While some of these investments will be in companies with good corporate governance practices, unlike other ESG investors, many will be in situations where an activist is attempting to remedy poor corporate governance.  This can range from implementing best corporate governance practices to completely changing corporate culture and replacing entrenched, conflicted and self-dealing management teams. We also expect that these shareholder representatives who sit on the boards of our portfolio companies will be monitoring, encouraging and implementing responsible social and environmental corporate policies. The adviser believes that many of the companies which the adviser selects for investment by the Fund provide an opportunity to improve the ESG characteristics of those companies.

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This Supplement, and the Prospectus and Statement of Additional Information dated January 30, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-877-413-3228.

Please retain this Supplement for future reference.